Employee Benefit Plans (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 Non Japan Plan [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Non Japan Plan [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Non Japan Plan [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Non Japan Plan [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Non Japan Plan [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Non Japan Plan [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Non Japan Plan [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Non Japan Plan [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Non Japan Plan [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Equities [Member] USD ($)	Mar. 31, 2011 Equities [Member] JPY (¥)	Mar. 31, 2010 Equities [Member] JPY (¥)	Mar. 31, 2011 Equities [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Equities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Equities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Private Equity [Member] USD ($)	Mar. 31, 2011 Private Equity [Member] JPY (¥)	Mar. 31, 2010 Private Equity [Member] JPY (¥)	Mar. 31, 2011 Private Equity [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2010 Private Equity [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2009 Private Equity [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Japanese Government Securities [Member] USD ($)	Mar. 31, 2011 Japanese Government Securities [Member] JPY (¥)	Mar. 31, 2010 Japanese Government Securities [Member] JPY (¥)	Mar. 31, 2011 Japanese Government Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Japanese Government Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2010 Japanese Government Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Japanese Agency and Municipal Securities [Member] USD ($)	Mar. 31, 2010 Japanese Agency and Municipal Securities [Member] JPY (¥)	Mar. 31, 2011 Japanese Agency and Municipal Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2010 Japanese Agency and Municipal Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Japanese Agency and Municipal Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Japanese Agency and Municipal Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Foreign Government Securities [Member] USD ($)	Mar. 31, 2010 Foreign Government Securities [Member] JPY (¥)	Mar. 31, 2011 Foreign Government Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2010 Foreign Government Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Foreign Government Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Foreign Government Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] USD ($)	Mar. 31, 2010 Bank and Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 1 [Member] USD ($)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 2 [Member] USD ($)	Mar. 31, 2010 Bank and Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Bank and Corporate Debt Securities [Member] Level 3 [Member] USD ($)	Mar. 31, 2011 Investment Trust Funds And Other [Member] USD ($)		Mar. 31, 2011 Investment Trust Funds And Other [Member] JPY (¥)		Mar. 31, 2010 Investment Trust Funds And Other [Member] JPY (¥)		Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 2 [Member] USD ($)		Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2010 Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 3 [Member] USD ($)		Mar. 31, 2011 Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2010 Investment Trust Funds And Other [Member] Level 3 [Member] USD ($)	Mar. 31, 2010 Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2009 Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] USD ($)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2010 Life Insurance Company General Accounts [Member] JPY (¥)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Life Insurance Company General Accounts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Life Insurance Company General Accounts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] USD ($)	Mar. 31, 2011 Other Assets [Member] JPY (¥)	Mar. 31, 2010 Other Assets [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] Level 2 [Member] USD ($)	Mar. 31, 2011 Other Assets [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2010 Other Assets [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] USD ($)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2010 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] USD ($)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2010 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] USD ($)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2010 Level 3 [Member] USD ($)	Mar. 31, 2010 Level 3 [Member] JPY (¥)	Mar. 31, 2009 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Overseas Subsidiaries [Member] USD ($)	Mar. 31, 2011 Overseas Subsidiaries [Member] JPY (¥)	Mar. 31, 2010 Overseas Subsidiaries [Member] JPY (¥)
Asset for pension benefits for local defined benefit plans			$ 1,459	¥ 120,727	¥ 122,632												$ 279	¥ 23,121	¥ 28,803	$ 279	¥ 23,121	¥ 28,803	$ 10	¥ 838	¥ 892	$ 10	¥ 838		¥ 892		$ 569	¥ 47,099	¥ 48,365	$ 569	¥ 47,099	¥ 48,365		¥ 275		¥ 275				¥ 3,751		¥ 3,751				¥ 520			¥ 520		$ 328	[1]	¥ 27,097	[1]	¥ 20,601	[1]	$ 221	[1]	¥ 18,290	[1]	¥ 11,230	[1]	$ 107	[1]	¥ 8,807	[1]		¥ 9,371	[1]		$ 234	¥ 19,344	¥ 18,204	$ 234	¥ 19,344	¥ 18,204	$ 39	¥ 3,228	¥ 1,221	$ 39	¥ 3,228	¥ 1,221	$ 848	¥ 70,220	¥ 81,194	$ 494	¥ 40,862	¥ 31,175	$ 117	¥ 9,645		¥ 10,263		$ 70	¥ 5,787	¥ 4,862
Decrease in the projected benefit obligation			2,582	213,653	215,761
Accumulated benefit obligation			2,555	211,425	212,183
Plan assets of domestic plans investments in equities			23.00%	23.00%
Plan assets of domestic plans investments in debt securities			50.00%	50.00%
Plan assets of domestic plans investments in life insurance			15.00%	15.00%
Plan assets of domestic plans investments in other			12.00%	12.00%
Fair value of plan assets			1,459	120,727	122,632	116,484	1,482	37	3,055	2,945	225	18,584	18,350	20	1,692	1,658										10	838	11	892	980																																					107		8,807		113	9,371		1,411																			117	9,645	124	10,263	2,391
Fair value of real estate funds																																																																																													20	1,692		1,658
Expected contributions to plans	379	31,344
Contributions to the defined contribution pension plans			39	3,233	3,021	1,415
Contributions to overseas defined contribution pension plans			83	6,903	5,712	4,711
Health care benefit cost			$ 82	¥ 6,760	¥ 5,820	¥ 6,200

[1]	Includes hedge funds and real estate funds.